Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Liabilities
Accrued Liabilities

	December 31 2017 $	December 31 2016 $
Interest including interest rate swaps	21,164	19,957
Voyage and vessel expenses	8,184	9,311
Payroll and benefits	3,900	3,355
Other general expenses	5,674	3,069
Income and other tax payable	1,335	189
Distributions payable on preferred units	5,500	—
Total	45,757	35,881